Initial Public Offering - Schedule of Common Stock Subject to Possible Redemption Reflected on the Balance Sheets (Details) - Subject to Possible Redemption [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Temporary Equity [Line Items]
Class A common stock subject to possible redemption	$ 165,721,882	$ 253,814,255
Class A common stock subject to possible redemption	51,246,348	165,721,882
Proceeds allocated to Public Warrants		(96,791,644)
Redemption of shares	(116,724,496)
Accretion of carrying value to redemption value	$ 2,248,962	$ 8,699,271